Stockholders' equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital stock [Abstract]
Shares outstanding (in shares)	102,182,841	102,182,841
Number of CPO's per ADS (in shares)	5
Net tax profit account (CUFIN) [Abstract]
Period of credit against income tax on CUFIN dividends not drawn	2 years
Capital decreases [Abstract]
Capital Contribution Account balance	$ 4,868,700	$ 4,720,020
Ordinary shares [member]
Capital stock [Abstract]
Shares outstanding (in shares)	102,182,841	102,182,841	102,182,841	102,182,841
Number of common shares called by each CPO (in shares)	1
CUFIN generated up to December 31, 2013 [Member]
Net tax profit account (CUFIN) [Abstract]
Net tax profit account balance	$ 3,727,180	$ 3,613,359
CUFIN generated beginning 2014 [Member]
Net tax profit account (CUFIN) [Abstract]
Net tax profit account balance	$ 0	$ 0